Income Taxes - Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Current year	$ 2,046	$ 2,581
Adjustments to current income tax of prior years	(106)	(116)
Deferred:
Origination and reversal of temporary differences	(33)	(477)
Adjustments in respect of deferred income tax of prior years	160	128
Changes in tax rates and legislation		26
Movement in unrecognized deferred income tax assets	(37)	29
Total Income Tax Expense (Recovery)	$ 2,030	$ 2,171